Note 11 - Net Loss Per Share	9 Months Ended
Sep. 30, 2021
Notes to Financial Statements
Earnings Per Share [Text Block]
11.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Three months ended September 30,		Nine months ended September 30,
	2020	2021	2020	2021
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(14,540)	$(18,370)	$(43,377)	$(54,666)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	30,303,093	39,024,892	28,658,215	39,013,526

Net loss per share —basic and diluted	$(0.48)	$(0.47)	$(1.51)	$(1.40)

The effects of unvested restricted shares and share options were excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive during the three and nine months ended September 30, 2020 and 2021.